Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024
Property, Plant and Equipment [Line Items]
Cash			$ 0	$ 0
Capitalization of long-lived assets			$ 500
Dilutive effect of convertible debt	0
Equity Option [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities			3,765,498	2,808,730
Warrant [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities	3,693,498	2,103,986	846,052	14,254,813
Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Dilutive effect of convertible debt			0	0
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities	840,788	734,760
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life			3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life			7 years